USAA NEW YORK MONEY MARKET FUND
SUPPLEMENT DATED DECEMBER 23, 2011
TO THE FUND'S PROSPECTUS
DATED AUGUST 1, 2011

Please replace the bar chart found on page 14 of the Fund's prospectus with the following bar chart:

RISK/RETURN BAR CHART
Annual Returns for Periods Ended December 31

Series, New York Money Market Fund
USAA NEW YORK MONEY MARKET
RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012909Member~

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Registration Statement Filing Date	dei_DocumentCreationDate	Jan 16, 2011
Registration Statement Effective Date	dei_DocumentEffectiveDate	Dec 23, 2011
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
Supplement [Text Block]	usaa_Supplementtextblock
USAA NEW YORK MONEY MARKET FUND
SUPPLEMENT DATED DECEMBER 23, 2011
TO THE FUND'S PROSPECTUS
DATED AUGUST 1, 2011

Please replace the bar chart found on page 14 of the Fund's prospectus with the following bar chart:

RISK/RETURN BAR CHART
Annual Returns for Periods Ended December 31